Long-Term Debt - Schedule of Credit Facilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Line of Credit Facility [Line Items]
Total credit facilities	$ 5,581	$ 5,590
Credit facilities utilized:
Short-term borrowings	(132)	(512)
Long-term debt (including current portion)	(24,514)	(22,320)
Letters of credit outstanding	(130)	(114)
Credit facilities unutilized	4,339	4,324
Current installments of long-term debt	$ 1,254	$ 690
Credit facility
Credit facilities utilized:
Long-term debt weighted average interest rate (percent)	0.90%	2.40%
Current installments of long-term debt	$ 651	$ 252
Long-term Credit Facility Borrowings
Credit facilities utilized:
Long-term debt (including current portion)	(980)	(640)
Long-term Credit Facility Borrowings | Credit facility
Credit facilities utilized:
Long-term debt (including current portion)	(980)	(640)
Credit facility
Credit facilities utilized:
Short-term borrowings	$ (132)	$ (512)
Short-term debt weighted average interest rate (percent)	0.80%	3.20%
Regulated Operation
Line of Credit Facility [Line Items]
Total credit facilities	$ 3,700
Credit facilities utilized:
Letters of credit outstanding	(77)
Credit facilities unutilized	2,777
Regulated Operation | Long-term Credit Facility Borrowings
Credit facilities utilized:
Long-term debt (including current portion)	(714)
Regulated Operation | Credit facility
Credit facilities utilized:
Short-term borrowings	(132)
Corporate and Other
Line of Credit Facility [Line Items]
Total credit facilities	1,881
Credit facilities utilized:
Letters of credit outstanding	(53)
Credit facilities unutilized	1,562
Corporate and Other | Long-term Credit Facility Borrowings
Credit facilities utilized:
Long-term debt (including current portion)	(266)
Corporate and Other | Credit facility
Credit facilities utilized:
Short-term borrowings	$ 0